Subsequent Event (Details) - Restructuring [member]	3 Months Ended
Mar. 31, 2018 CAD ($)
Cameco [member]
Disclosure of non-adjusting events after reporting period [line items]
Description of nature of non-adjusting event after reporting period	On December 11, 2017, Cameco announced that the restructuring of JV Inkai outlined in the implementation agreement dated May 27, 2016 with Joint Stock Company National Atomic Company Kazatomprom (Kazatomprom) and JV Inkai closed and would take effect on January 1, 2018.
Proportion of ownership interest in joint venture	40.00%
Gain Loss On Sale Of Interest In Joint Venture	$ 66,000,000
Kazatomprom [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture	60.00%